SEGMENTED INFORMATION (Tables)	12 Months Ended
Sep. 30, 2014
Segmented Information Tables
Summary of revenues and non-operating revenues
	Years ended September 30,
Revenue Stream	2014	2013	2012
Disposal of Indaflex rights (Mexico Only)	$0	$760,329	$166,803
Consulting Fees (North America)	-	-	-
Gross Operating Revenue	0	760,329	166,803

Other non-operating revenue:
Forgone Accounts Payable	13,364	106,377	117,300
Gain from disposal of fixed assets	-	-	67,077
Legal Settlement	-	-	59,949
Interest Income	409	2,704	683

Total Revenues and Non-Operating Revenues	$13,773	$869,410	$411,812

Summary of long lived assets
	Years ended September 30,
Long Lived Assets	2014	2013	2012
North America	$-	$-	$-
Asia	15,706	20,518	-
Total Long Lived Assets	$15,706	$20,518	$-